Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Legacy Cardio. All intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Legacy Cardio. All intercompany accounts and transactions have been eliminated.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our short- and long-term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates taken together with other features such as concurrent issuances of warrants and/or embedded conversion options, are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model. The Company uses Level 3 inputs to value its derivative liabilities. The following table provides a reconciliation of the beginning and ending balances for the major classes of assets and liabilities measured at fair value using significant unobservable inputs (Level 3) and reflects gains and losses for the six months ended June 30, 2024 and 2023.

	2024	2023
Liabilities:
Balance of derivative liabilities - beginning of period	$—	$—
Issued	—	9,192,672
Converted	—	(1,560,835)
Change in fair value recognized in operations	—	(5,633,085)
Balance of derivative liabilities - end of period	$—	$1,998,752

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of June 30, 2024, for each fair value hierarchy level:

June 30, 2024	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our short- and long-term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates taken together with other features such as concurrent issuances of warrants and/or embedded conversion options, are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model. The Company uses Level 3 inputs to value its derivative liabilities. The following table provides a reconciliation of the beginning and ending balances for the major classes of assets and liabilities measured at fair value using significant unobservable inputs (Level 3) and reflects gains and losses for the years ended December 31, 2023 and 2022.

	2023	2022
Liabilities:
Balance of derivative liabilities – beginning of year	$—	$—
Issued	9,192,672	—
Converted	(3,786,452)	—
Change in fair value recognized in operations	(5,406,220)	—
Balance of derivative liabilities – end of year	$—	$—

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of December 31, 2023, for each fair value hierarchy level:

December 31, 2023	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

Convertible Instruments

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in convertible instruments in accordance with ASC 815, Derivatives and Hedging Activities.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The Company accounts for convertible instruments (when it has been determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

The Company accounts for the conversion of convertible debt when a conversion option has been bifurcated using the general extinguishment standards. The debt and equity linked derivatives are removed at their carrying amounts and the shares issued are measured at their then-current fair value, with any difference recorded as a gain or loss on extinguishment of the two separate accounting liabilities.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in convertible instruments in accordance with ASC 815, Derivatives and Hedging Activities.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The Company accounts for convertible instruments (when it has been determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

The Company accounts for the conversion of convertible debt when a conversion option has been bifurcated using the general extinguishment standards. The debt and equity linked derivatives are removed at their carrying amounts and the shares issued are measured at their then-current fair value, with any difference recorded as a gain or loss on extinguishment of the two separate accounting liabilities.

Revenue Recognition

Revenue Recognition

The Company offers its products, Epi+Gen CHD™ and PrecisionCHD™ via telemedicine providers, provider organizations such as concierge practices, longevity clinics, and risk-bearing provider organizations, and employer organizations. The Company is continuing to expand its markets and payment optionality, and therefore, other organization types not listed below may be added, and from time-to-time, there may be additional payment options.

•	Telemedicine

For telemedicine, the telemedicine provider collects payments from patients upon completion of eligibility screening and test order. Patients then send their samples to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the telemedicine providers. Telemedicine providers are invoiced at the end of each month for all tests completed since prior invoicing.

•	Provider organizations

For provider organizations, the cost of each test is negotiated prior to testing commencing. Pricing is determined based largely on the provider organization type and testing volume commitment. Upon ordering a test, a patient’s sample is sent to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the provider organization. The provider organization is invoiced the agreed upon pricing at the end of each month for all samples accepted or tests completed since prior invoicing.

•	Employer organizations

For employer organizations, the cost of each test is negotiated prior to testing commencing. Pricing is determined based largely on testing volume commitment. Patient samples are sent to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the employer organization. The employer organization is invoiced the agreed upon pricing once a heart disease fair is completed or all testing is completed.

The Company accounts for revenue under Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”, using the modified retrospective method. The modified retrospective adoption used by the Company did not result in a material cumulative effect adjustment to the opening balance of accumulated deficit.

The Company determines the measurement of revenue and the timing of revenue recognition utilizing the following core principles:

1. Identifying the contract with a customer;

2. Identifying the performance obligations in the contract;

3. Determining the transaction price;

4. Allocating the transaction price to the performance obligations in the contract; and

5. Recognizing revenue when (or as) the Company satisfies its performance obligations.

Revenue Recognition

The Company offers its products, Epi+Gen CHD and PrecisionCHD, via telemedicine providers, provider organizations such as concierge practices, longevity clinics, and risk-bearing provider organizations, and employer organizations. The Company is continuing to expand its markets and payment optionality, and therefore, other organization types not listed below may be added, and from time-to-time, there may be additional payment options.

•	Telemedicine

For telemedicine, the telemedicine provider collects payments from patients upon completion of eligibility screening and test order. Patients then send their samples to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the telemedicine providers. Telemedicine providers are invoiced at the end of each month for all tests completed since prior invoicing.

•	Provider organizations

For provider organizations, the cost of each test is negotiated prior to testing commencing. Pricing is determined based largely on the provider organization type and testing volume commitment. Upon ordering a test, a patient’s sample is sent to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the provider organization. The provider organization is invoiced the agreed upon pricing at the end of each month for all samples accepted or tests completed since prior invoicing.

•	Employer organizations

For employer organizations, the cost of each test is negotiated prior to testing commencing. Pricing is determined based largely on testing volume commitment. Patient samples are sent to the lab for biomarker assessments. The Company performs all quality control, analytical assessments and report generation and shares test reports with the ordering healthcare provider. Revenue is recognized upon invoicing the employer organization. The employer organization is invoiced the agreed upon pricing once a heart disease fair is completed or all testing is completed.

The Company accounts for revenue under Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”, using the modified retrospective method. The modified retrospective adoption used by the Company did not result in a material cumulative effect adjustment to the opening balance of accumulated deficit.

The Company determines the measurement of revenue and the timing of revenue recognition utilizing the following core principles:

1. Identifying the contract with a customer;

2. Identifying the performance obligations in the contract;

3. Determining the transaction price;

4. Allocating the transaction price to the performance obligations in the contract; and

5. Recognizing revenue when (or as) the Company satisfies its performance obligations.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs charged to operations for the six months ended June 30, 2024 and 2023 were $18,120 and $98,982, respectively, and for the three months ended June 30, 2024 and 2023 were $7,280 and $12,317, respectively.

Research and Development

Research and development costs are expensed as incurred. Research and development costs charged to operations for the years ended December 31, 2023 and 2022 were $145,182 and $40,448, respectively.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs of $92,181 and $81,159 were charged to operations for the six months ended June 30, 2024 and 2023, respectively, and of $57,779 and $31,608 for the three months ended June 30, 2024 and 2023, respectively.

Advertising Costs The Company expenses advertising costs as incurred. Advertising costs of $158,514 and $92,700 were charged to operations for the years ended December 31, 2023 and 2022, respectively.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash and highly liquid investments with original maturities of 90 days or less at the date of purchase. The Company does not have any cash equivalents as of June 30, 2024 and December 31, 2023. Cash is maintained at a major financial institution. Accounts held at U.S. financial institutions are insured by the FDIC up to $250,000. The Company is exposed to credit risk in the event of default by the financial institutions or the issuers of these investments to the extent the amounts on deposit or invested are in excess of amounts that are insured.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash and highly liquid investments with original maturities of 90 days or less at the date of purchase. The Company does not have any cash equivalents as of December 31, 2023 and 2022. Cash is maintained at a major financial institution. Accounts held at U.S. financial institutions are insured by the FDIC up to $250,000. The Company is exposed to credit risk in the event of default by the financial institutions or the issuers of these investments to the extent the amounts on deposit or invested are in excess of amounts that are insured.

Accounts Receivable

Accounts Receivable

Accounts receivable is stated at invoiced amount, net of an allowance for doubtful accounts and bear no interest. An allowance for losses is established through a provision for losses charged to expenses. Receivables are charged against the allowance for losses when management believes collectability is unlikely. The allowance (if any) is an amount that management believes will be adequate to absorb estimated losses on existing receivables, based on evaluation of the collectability of the accounts and prior loss experience.

Property and Equipment and Depreciation

Property and Equipment and Depreciation

Property and equipment are stated at cost. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is credited or charged to income. Depreciation for both financial reporting and income tax purposes is computed using combinations of the straight line and accelerated methods over the estimated lives of the respective assets as follows:

Office and computer equipment	5 years
Furniture and fixtures	7 years
Lab equipment	7 years
Leasehold improvements	7 years

Property and Equipment

Property and equipment are stated at cost. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is credited or charged to income. Depreciation for both financial reporting and income tax purposes is computed using combinations of the straight line and accelerated methods over the estimated lives of the respective assets as follows:

Office and computer equipment	5 years

Furniture and fixtures	7 years

Intangible Assets

Intangible Assets

Intangible assets are acquired individually or as part of a group of assets, and are initially recorded at cost. The cost of a group of assets acquired in a transaction is allocated to the individual assets based on their relative fair values. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method over the period of estimated useful life. The estimated useful life of the Company’s intangible assets (Know-how license) is 5 years. The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

Intangible Assets

Intangible assets are acquired individually or as part of a group of assets, and are initially recorded at cost. The cost of a group of assets acquired in a transaction is allocated to the individual assets based on their relative fair values. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method over the period of estimated useful life. The estimated useful life of the Company’s intangible assets (Know-how license) is 5 years. The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

Patent Costs

Patent Costs

The Company accounts for patents in accordance with ASC 350-30, General Intangibles Other than Goodwill. The Company capitalizes patent costs representing legal fees associated with filing patent applications and amortize them on a straight-line basis. The Company evaluates its patents’ estimated useful life and begins amortizing the patents when they are brought to the market or otherwise commercialized.

Patent and Trademark Costs

The Company accounts for patents in accordance with ASC 350-30, the Company accounts for patents in accordance with ASC 350-30, General Intangibles Other than Goodwill. The Company capitalizes patent costs representing legal fees associated with filing patent applications and amortize them on a straight-line basis. The Company evaluates its patents’ estimated useful life and begins amortizing the patents when they are brought to the market or otherwise commercialized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360-10-35, the Company assesses the valuation of components of its long-lived assets whenever events or circumstances dictate that the carrying value might not be recoverable. The Company bases its evaluation on indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such factors indicate that the carrying amount of an asset or asset group may not be recoverable, the Company determines whether an impairment has occurred by analyzing an estimate of undiscounted future cash flows at the lowest level for which identifiable cash flows exist. If the estimate of undiscounted cash flows during the estimated useful life of the asset is less than the carrying value of the asset, the Company recognizes a loss for the difference between the carrying value of the asset and its estimated fair value, generally measured by the present value of the estimated cash flows.

Impairment of Long-Lived Assets

In accordance with ASC 360-10-35, the Company assesses the valuation of components of its long-lived assets whenever events or circumstances dictate that the carrying value might not be recoverable. The Company bases its evaluation on indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such factors indicate that the carrying amount of an asset or asset group may not be recoverable, the Company determines whether an impairment has occurred by analyzing an estimate of undiscounted future cash flows at the lowest level for which identifiable cash flows exist. If the estimate of undiscounted cash flows during the estimated useful life of the asset is less than the carrying value of the asset, the Company recognizes a loss for the difference between the carrying value of the asset and its estimated fair value, generally measured by the present value of the estimated cash flows.

Leases

Leases

The Company accounts for leases under ASC 842, “Leases”. The Company determines if an arrangement is a lease or contains a lease at inception of the arrangement. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use assets (“ROU assets”) represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term. The Company elected to keep leases with an initial term of 12 months or less off the balance sheet.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets. ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

Leases

The Company accounts for leases under ASC 842, “Leases”. The Company determines if an arrangement is a lease or contains a lease at inception of the arrangement. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use assets (“ROU assets”) represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term. The Company elected to keep leases with an initial term of 12 months or less off the balance sheet.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets. ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based awards granted under its employee compensation plan in accordance with ASC Topic No. 718-20, Awards Classified as Equity, which requires the measurement of compensation expense for all share-based compensation granted to employees and non-employee directors at fair value on the date of grant and recognition of compensation expense over the related service period for awards expected to vest. The Company uses the Black-Scholes option pricing model to estimate the fair value of its stock options and warrants. The Black-Scholes option pricing model requires the input of highly subjective assumptions including the expected stock price volatility of the Company’s common stock, the risk free interest rate at the date of grant, the expected vesting term of the grant, expected dividends, and an assumption related to forfeitures of such grants. Changes in these subjective input assumptions can materially affect the fair value estimate of the Company’s stock options and warrants.

Stock-Based Compensation

The Company accounts for its stock-based awards granted under its employee compensation plan in accordance with ASC Topic No. 718-20, Awards Classified as Equity, which requires the measurement of compensation expense for all share-based compensation granted to employees and non-employee directors at fair value on the date of grant and recognition of compensation expense over the related service period for awards expected to vest. The Company uses the Black-Scholes option pricing model to estimate the fair value of its stock options and warrants. The Black-Scholes option pricing model requires the input of highly subjective assumptions including the expected stock price volatility of the Company’s common stock, the risk free interest rate at the date of grant, the expected vesting term of the grant, expected dividends, and an assumption related to forfeitures of such grants. Changes in these subjective input assumptions can materially affect the fair value estimate of the Company’s stock options and warrants.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC Topic No. 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse.

The Company applies the provisions of ASC Topic No. 740 for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the Company’s financial statements. In accordance with this provision, tax positions must meet a more-likely-than-not recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC Topic No. 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse.

The Company applies the provisions of ASC Topic No. 740 for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the Company’s financial statements. In accordance with this provision, tax positions must meet a more-likely-than-not recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We have reviewed other recent accounting pronouncements and concluded they are either not applicable to the business, or no material effect is expected on the consolidated financial statements as a result of future adoption.

Recent Accounting Pronouncements

We have reviewed other recent accounting pronouncements and concluded they are either not applicable to the business, or no material effect is expected on the consolidated financial statements as a result of future adoption.